Fair Value of Financial Assets and Liabilities - Carrying Value and Estimated Fair Value of Major Financial Assets and Liabilities, and Investment Contracts (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1]	¥ 1,574,204		¥ 1,533,753
Loans	[2]	596,490		666,087
Term deposits		485,567		529,488
Statutory deposits - restricted		6,333		6,333
Available-for-sale securities, at fair value		1,720,974		1,409,008
Securities at fair value through profit or loss		223,790		206,771
Securities purchased under agreements to resell		38,533		12,915
Cash and cash equivalents		127,594		60,459		¥ 56,704	¥ 53,396
Investment contracts		(374,749)	[2]	(313,594)	[2]	(288,212)
Financial liabilities at fair value through profit or loss		(3,344)		(3,416)
Securities sold under agreements to repurchase		(148,958)		(239,446)		¥ (122,249)
Bonds payable		(34,997)		(34,994)
Interest-bearing loans and borrowings		(12,774)		(19,222)
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Held-to-maturity securities	[1],[3]	1,700,806		1,638,271
Loans	[2],[3]	605,692		686,005
Term deposits	[3]	485,567		529,488
Statutory deposits - restricted	[3]	6,333		6,333
Available-for-sale securities, at fair value	[3]	1,720,974		1,409,008
Securities at fair value through profit or loss	[3]	223,790		206,771
Securities purchased under agreements to resell	[3]	38,533		12,915
Cash and cash equivalents	[3]	127,594		60,459
Investment contracts	[2],[3]	(357,760)		(299,727)
Financial liabilities at fair value through profit or loss	[3]	(3,344)		(3,416)
Securities sold under agreements to repurchase	[3]	(148,958)		(239,446)
Bonds payable	[3]	(35,387)		(35,898)
Interest-bearing loans and borrowings	[3]	¥ (12,774)		¥ (19,222)

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.
[2]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.
[3]	The estimates and judgements to determine the fair value of financial assets are described in Note 3.2.